Merrill Lynch Capital Fund, Inc.

					   July 22, 1997
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

      Re:     Merrill Lynch Capital Fund, Inc.
	      Post-Effective Amendment No. 34 to the
	      Registration Statement on Form N-1A
	      (Securities Act File No. 2-49007
	      Investment Company Act File No. 811-2405)

Ladies and Gentlemen:

	Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Capital
Fund, Inc. (the "Fund") hereby certifies that:

 (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective
     Amendment No. 34 to the Fund's Registration
     Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration
     Statement on Form N-1A; and

 (2) the text of Post-Effective Amendment No. 34 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
     Commission on July 21, 1997.

				  Very truly yours,

			   Merrill Lynch Capital Fund, Inc.

			   By:
			       _________________________